Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2023
Investments accounted for using equity method [abstract]
Summary of Financial Information of Equity Method Investments
Financial information for associates accounted for using the equity method is as follows:
These amounts are based on the ownership interests of Takeda.

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Net profit (loss) for the year	¥76	¥(15,367)	¥(8,630)
Other comprehensive income (loss)	(299)	(497)	(892)
Total comprehensive income (loss) for the year	¥(223)	¥(15,863)	¥(9,522)
The carrying amount of the investments in associates accounted for using the equity method is as follows:

	JPY (millions) As of March 31
	2022	2023
Carrying amount of investments accounted for using the equity method	¥96,579	¥99,174